Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Asset:
NOL Carryforward	$ 23,673	$ 21,325
Deferred Income Tax Assets	24,569	22,220
Deferred Tax Liabilities:
Valuation Allowance	(22,125)	(20,150)
Net Deferred Income Tax Asset/(Liability)
Beeline Financial Holdings Inc [Member]
Deferred Tax Asset:
Fixed Assets	43,031	43,031
NOL Carryforward	10,160,018	7,370,500
Deferred Income Tax Assets	10,203,049	7,413,531
Deferred Tax Liabilities:
LHFS	(365,031)	(365,031)
Derivatives	(14,712)	(7,869)
Intangible Assets	(142,676)	(142,676)
Deferred Income Tax Liabilities	(522,419)	(515,576)
Valuation Allowance	(9,680,630)	(6,897,955)
Net Deferred Income Tax Asset/(Liability)